Summary of pertinent data relating to computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Net loss	$ (3,655)	$ (1,401)
Basic weighted-average number of shares outstanding	3,144,682	1,847,718
Dilutive weighted-average number of shares outstanding	3,144,682	1,847,718
Basic loss per share	$ (1.16)	$ (0.76)
Diluted loss per share	$ (1.16)	$ (0.76)
Stock options and DSUs [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Warrants	116,379	67,929
Warrants [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Warrants	662,543